4. Fixed Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,500	$ 2,437	$ 3,425	$ 2,839
Vehicle purchased	$ 0	$ 0	5,859	0
Proceeds from sale of vehicle			6,500	0
Gain on sale of property			$ 1,227	$ 0